ATAC US Rotation ETF

SCHEDULE OF INVESTMENTS at November 30, 2020 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.9%
ProShares UltraPro Russell2000	11,962	$740,567
Schwab U.S. Large-Cap Growth ETF (1)	27,120	3,339,828
Vanguard Small-Cap ETF	5,573	1,013,729
Total Exchange Traded Funds
(Cost $5,048,562)		5,094,124

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 0.040% (2)	2,877	2,877
Total Short-Term Investments
(Cost $2,877)		2,877

Total Investments in Securities - 100.0%
(Cost $5,051,439)		5,097,001
Liabilities in Excess of Other Assets - 0.0% (3)		(152)
Total Net Assets - 100.0%		$5,096,849

(1)
Fair Value of this security exceeds 25% of the Fund's net assets.  Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(2)	The rate shown is the annualized seven-day effective yield as of November 30, 2020.
(3)	Does not round to 0.1% or (0.1)%, as applicable.

Summary of Fair Value Exposure at November 30, 2020 (Unaudited)

The ATAC US Rotation ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,094,124	$–	$–	$5,094,124
Short-Term Investments	2,877	–	–	2,877
Total Investments in Securities	$5,097,001	$–	$–	$5,097,001